Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net change in proceeds managed
Net change in short-term investments	$ (88,323)	$ (10,721)	$ 1,864
Operating cash flow (used) provided	(88,323)	(10,721)	1,864
Net change in liabilities
Liabilities for collateral, beginning of year	(69,788)	(59,067)	(60,931)
Liabilities for collateral, end of year	(158,111)	(69,788)	(59,067)
Operating cash flow provided (used)	$ 88,323	$ 10,721	$ (1,864)